SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED SHARES ACTIVITIES (Details)													1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 13, 2020 USD ($)	Nov. 13, 2020 CNY (¥)	Aug. 28, 2019 USD ($)	Aug. 28, 2019 CNY (¥)	Mar. 19, 2018 USD ($)	Mar. 19, 2018 CNY (¥)	Jun. 10, 2016 USD ($)	Jun. 10, 2016 CNY (¥)	Feb. 06, 2015 USD ($)	Feb. 06, 2015 CNY (¥)	Jul. 30, 2014 USD ($)	Jul. 30, 2014 CNY (¥)	Feb. 09, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Carrying amount as of January 1, 2021													¥ 2,789,401,000					¥ 2,789,401,000
Issuance of Series F Preferred Shares													257,198,000
Accretion of Redeemable Convertible Preferred Shares													4,878,653,000					4,878,652,000
Foreign currency translation adjustment													278,182,000
Balance														¥ 8,203,434,000
Conversion to Class A Ordinary Shares														(8,203,434,000)
Balance													8,203,434,000
Series A Redeemable Convertible Preferred Shares [Member]
Carrying amount as of January 1, 2021													380,664,000					380,664,000
Issuance of Series F Preferred Shares											$ 2,750,000	¥ 16,902,000
Accretion of Redeemable Convertible Preferred Shares													588,758,000
Foreign currency translation adjustment													(7,001,000)
Balance														962,421,000
Conversion to Class A Ordinary Shares														(962,421,000)
Balance													962,421,000
Series B Redeemable Convertible Preferred Shares [Member]
Carrying amount as of January 1, 2021													404,394,000					404,394,000
Issuance of Series F Preferred Shares									$ 10,200,000	¥ 62,691,000
Accretion of Redeemable Convertible Preferred Shares													615,764,000
Foreign currency translation adjustment													(7,391,000)
Balance														1,012,767,000
Conversion to Class A Ordinary Shares														(1,012,767,000)
Balance													1,012,767,000
Series C Redeemable Convertible Preferred Shares [Member]
Carrying amount as of January 1, 2021													713,141,000					713,141,000
Issuance of Series F Preferred Shares							$ 25,000,000	¥ 165,466,000
Accretion of Redeemable Convertible Preferred Shares													1,379,371,000
Foreign currency translation adjustment													213,120,000
Balance														2,305,632,000
Conversion to Class A Ordinary Shares														(2,305,632,000)
Balance													2,305,632,000
Series D redeemable convertible preferred shares [Member]
Carrying amount as of January 1, 2021													268,573,000					268,573,000
Issuance of Series F Preferred Shares					$ 25,600	¥ 160,975
Accretion of Redeemable Convertible Preferred Shares													379,571,000
Foreign currency translation adjustment													(4,768,000)
Balance														643,376,000
Conversion to Class A Ordinary Shares														(643,376,000)
Balance													643,376,000
Series E Redeemable Convertible Preferred Shares [Member]
Carrying amount as of January 1, 2021													331,157,000					331,157,000
Issuance of Series F Preferred Shares			$ 32,000	¥ 226,646
Accretion of Redeemable Convertible Preferred Shares													610,099,000
Foreign currency translation adjustment													98,368,000
Balance														1,039,624,000
Conversion to Class A Ordinary Shares														(1,039,624,000)
Balance													1,039,624,000
Series F Redeemable Convertible Preferred Shares [Member]
Carrying amount as of January 1, 2021													691,472,000					691,472,000
Issuance of Series F Preferred Shares	$ 91,000,000	¥ 598,662,000											257,198,000
Accretion of Redeemable Convertible Preferred Shares													1,305,090,000
Foreign currency translation adjustment													(14,146,000)
Balance														2,239,614,000
Conversion to Class A Ordinary Shares														(2,239,614,000)
Balance													¥ 2,239,614,000